Short-Term Borrowings	6 Months Ended
Mar. 31, 2023
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

NOTE 12 – SHORT-TERM BORROWINGS

Short-term borrowings as of March 31, 2023 and September 30, 2022 consisted of the following:

	March 31,	September 30,
	2023	2022
	(Unaudited)
Short-term bank loans	$17,764,576	$14,469,670
Short-term loans from third-party individuals and entities	7,009,362	6,823,293
Total	$24,773,938	$21,292,963

Short-term bank loans as of March 31, 2023 consisted of the following:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Bank of Communications	2,000,000	291,223	7/26/2022	7/25/2023	3.70%
Bank of Communications	3,000,000	436,834	8/4/2022	8/2/2023	3.70%
Bank of Communications	3,000,000	436,834	9/19/2022	9/15/2023	4.35%
Bank of Nanjing*	9,000,000	1,310,500	4/4/2023	10/3/2023	3.70%
Bank of Nanjing***	6,900,000	1,004,718	10/18/2022	10/10/2023	3.70%
Bank of Nanjing*	6,100,000	888,229	7/5/2022	7/3/2023	3.70%
Bank of China*	10,000,000	1,456,113	8/10/2022	8/3/2023	3.70%
Bank of Ningbo	10,000,000	1,456,113	6/23/2022	6/20/2023	4.20%
Zijin Rural Commercial Bank	4,750,000	691,654	3/3/2023	3/3/2025	4.20%
Zijin Rural Commercial Bank	5,250,000	764,459	1/31/2023	1/20/2025	4.35%
Bank of Jiangsu	5,000,000	728,056	8/11/2022	8/10/2023	4.35%
Agricultural Bank of China	10,000,000	1,456,113	11/9/2022	11/1/2023	3.65%
Bank of Nanjing*	5,000,000	728,056	5/30/2022	5/19/2023	3.80%
Bank of Communications	7,800,000	1,135,768	4/24/2022	4/23/2023	3.70%
Bank of Communications	2,200,000	320,345	4/25/2022	4/25/2023	3.70%
Agricultural Bank of China	10,000,000	1,456,113	1/1/2023	1/1/2024	3.65%
Bank of Chengdu	7,000,000	1,019,279	5/20/2022	5/19/2023	4.55%
Bank of Chengdu	5,000,000	728,056	3/22/2023	8/21/2023	8.50%
Bank of Chengdu	10,000,000	1,456,113	8/19/2022	8/19/2023	3.90%
Total	122,000,000	$17,764,576

*	As of March 31, 2023 a total of $5,387,616 bank loans were guaranteed by, or pledged by the personal assets owned by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the six months ended March 31, 2023.

**	These short-term borrowings were repaid and renewed upon maturity.

Short-term bank loans as of September 30, 2022 consisted of the following:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Bank of Nanjing*	10,000,000	1,405,778	7/5/2022	7/3/2023	3.70%
Bank of Nanjing***	6,900,000	969,987	10/13/2021	10/12/2022	4.35%
Bank of Nanjing*	5,000,000	702,889	5/24/2022	5/19/2023	3.80%
Bank of Communications	6,100,000	857,524	7/26/2022	7/25/2023	3.70%
Bank of Communications	2,000,000	281,156	8/4/2022	8/2/2023	3.70%
Bank of Communications	4,180,000	587,614	9/19/2022	9/15/2023	3.65%
Bank of Communications	3,000,000	421,733	9/19/2022	9/15/2023	3.65%
Bank of Communications	2,200,000	309,271	4/25/2022	4/23/2023	3.70%
Bank of Communications	7,800,000	1,096,507	4/24/2022	4/21/2023	3.70%
Bank of Chengdu	7,000,000	984,044	5/20/2022	5/19/2023	4.55%
Bank of Chengdu	5,000,000	702,889	3/24/2022	3/23/2023	4.55%
Zijin Rural Commercial Bank	2,000,000	281,156	3/17/2022	3/16/2023	4.45%
Bank of China*	3,000,000	421,733	8/10/2022	8/3/2023	3.70%
Bank of China*	10,000,000	1,405,778	8/19/2022	8/19/2023	3.90%
Bank of Jiangsu	10,000,000	1,405,778	8/11/2022	8/10/2023	4.36%
Bank of Ningbo	9,000,000	1,265,200	6/23/2022	6/20/2023	4.20%
Bank of Yongfeng**	4,750,000	667,744	4/1/2022	9/16/2022	4.90%
Bank of Yongfeng	5,000,000	702,889	8/25/2022	2/24/2023	4.20%
Total	102,930,000	$14,469,670

*	As of September 30, 2022, a total of $5,215,436 bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the fiscal year ended September 30, 2022.

**	These short-term borrowings were repaid and renewed upon maturity.

Short-term borrowings also include loans from various individuals that are unsecured, due on demand, and bear interest of 4.42%. The Company recorded interest expense of $121,498 and $327,257 for the six months ended March 31, 2023 and 2022, respectively.

The Company’s bank loans are guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members, third-party individuals, and third-party companies. See Note 14 – Related Party Transactions for more information on guaranty provided by Mr. Tao Ling and his immediate family members. Certain Company’s assets were also pledged to secure the banks loans. The details of the pledges of assets are as follows:

	March 31,	September 30,
	2023	2022
	(Unaudited)
Buildings, net	$1,032,078	$659,777
Bank deposit	316,796	321,980
Total	$1,348,874	$981,757

For the six months ended March 31, 2023 and 2022, interest expense on all short-term borrowings amounted to $687,752 and $747,351, respectively.